UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: June 30, 2004

(This N-PX is being amended to provide correction to the signature block.)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By (Signature and Title)* /s/Bassam Osman
                Chief Executive Officer

Date August 24, 2004

* Print the name and title of each signing officer under his or her signature.